Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.	COMMITMENTS AND CONTINGENCIES
There were no outstanding capital commitments as of December 31, 2012 or 2013.